Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.125%, 12/31/2022	$312,965,000	$323,710,947
2.250%, 11/15/2025	281,975,000	300,270,330
2.000%, 11/15/2026	442,700,000	464,489,141
2.250%, 11/15/2027	1,041,325,000	1,102,299,463
1.625%, 08/15/2029	163,425,000	164,005,925
0.625%, 08/15/2030	391,900,000	355,159,375
1.375%, 11/15/2040	110,000,000	93,345,340
2.875%, 05/15/2043	1,133,375,000	1,239,850,266
2.500%, 02/15/2045	923,450,000	942,712,594
2.875%, 05/15/2049	171,400,000	188,218,625
Total U.S. Treasury Securities (Cost $5,367,929,076)		5,174,062,006	17.4%

Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,647,252
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,448,566
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	11,699,402
Korea Development Bank,
3.000%, 09/14/2022 (1)	4,400,000	4,561,813
Petrobras Global Finance BV,
7.375%, 01/17/2027 (1)	9,300,000	11,043,843
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	3,516,000	3,490,685
6.490%, 01/23/2027 (1)	11,743,000	12,270,261
6.840%, 01/23/2030 (1)	14,606,000	14,823,629
5.950%, 01/28/2031 (1)	1,005,000	964,800
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,646,187
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	7,500,000	7,952,625
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,098,452
Total Other Government Related Securities (Cost $80,507,179)		85,647,515	0.3%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,833,895
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,910,938
4.750%, 11/30/2036	7,506,000	9,288,121
AbbVie, Inc.:
5.000%, 12/15/2021	41,397,000	42,222,456
3.250%, 10/01/2022	7,500,000	7,757,452
3.200%, 11/06/2022	3,000,000	3,112,815
3.850%, 06/15/2024	10,125,000	11,022,414
3.800%, 03/15/2025	29,200,000	31,902,156
3.600%, 05/14/2025	2,500,000	2,723,565
4.550%, 03/15/2035	14,098,000	16,371,735
4.300%, 05/14/2036	3,825,000	4,409,465
4.050%, 11/21/2039	11,250,000	12,595,570
4.250%, 11/21/2049	20,000,000	22,630,719
ADT Corp.,
3.500%, 07/15/2022	6,900,000	7,003,500
Adventist Health System:
2.952%, 03/01/2029	7,250,000	7,496,008
3.630%, 03/01/2049	8,900,000	9,196,680
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,675,143
Air Liquide Finance,
2.500%, 09/27/2026 (1)(2)	4,833,000	5,081,296
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050	5,000,000	4,626,265
Aker BP ASA,
2.875%, 01/15/2026 (1)(2)	25,000,000	25,818,257
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (2)	5,000,000	4,980,850
3.500%, 03/15/2029 (2)	1,500,000	1,427,460
Alcon Finance Corp.:
3.000%, 09/23/2029 (2)	6,110,000	6,338,608
2.600%, 05/27/2030 (2)	6,475,000	6,492,874
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,122,516
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (1)(2)	6,500,000	6,636,370
Allegion PLC,
3.500%, 10/01/2029 (1)	8,000,000	8,400,582
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	24,135,195
Alpek SAB de CV:
4.250%, 09/18/2029 (1)(2)	6,000,000	6,348,060
3.250%, 02/25/2031 (1)(2)	10,000,000	9,890,000
America Movil SAB de CV,
2.875%, 05/07/2030 (1)	28,000,000	28,566,969
Amgen, Inc.:
2.200%, 02/21/2027	11,750,000	12,053,652
3.150%, 02/21/2040	5,000,000	4,961,184
4.400%, 05/01/2045	8,000,000	9,261,971
Anglo American Capital PLC:
4.125%, 09/27/2022 (1)(2)	5,385,000	5,646,896
3.625%, 09/11/2024 (1)(2)	4,325,000	4,677,814
5.375%, 04/01/2025 (1)(2)	29,505,000	33,614,817
2.625%, 09/10/2030 (1)(2)	16,025,000	15,682,873
3.950%, 09/10/2050 (1)(2)	10,000,000	10,164,346
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	5,842,741
5.450%, 01/23/2039	9,975,000	12,461,999
4.900%, 02/01/2046	70,275,000	83,946,568
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	9,613,566
Antofagasta PLC,
2.375%, 10/14/2030 (1)(2)	6,000,000	5,859,600
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	18,140,000	19,819,774
4.500%, 06/20/2029 (1)(2)	9,475,000	10,464,550
Apple, Inc.,
2.650%, 05/11/2050	15,000,000	13,638,195
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	1,037,750
ArcelorMittal:
3.600%, 07/16/2024 (1)	14,575,000	15,354,135
6.125%, 06/01/2025 (1)	6,078,000	6,987,853
4.550%, 03/11/2026 (1)	30,930,000	34,382,072
4.250%, 07/16/2029 (1)	15,000,000	16,054,842
Arcosa, Inc.,
4.375%, 04/15/2029 (2)	3,000,000	3,000,000
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (1)(2)	500,000	494,185
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	16,028,897
Ashtead Capital, Inc.,
4.000%, 05/01/2028 (2)	9,000,000	9,401,760
AT&T, Inc.:
4.300%, 02/15/2030	10,980,000	12,360,972
2.550%, 12/01/2033 (2)	14,329,000	13,603,822
5.250%, 03/01/2037	7,125,000	8,596,148
4.900%, 08/15/2037	10,000,000	11,835,916
4.650%, 06/01/2044	9,700,000	10,925,922
3.550%, 09/15/2055 (2)	45,029,000	41,206,328
3.800%, 12/01/2057 (2)	15,315,000	14,570,486
3.650%, 09/15/2059 (2)	31,734,000	29,007,053
Avery Dennison Corp.,
2.650%, 04/30/2030	10,175,000	10,231,256
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,087,485
Ball Corp.:
5.250%, 07/01/2025	21,675,000	24,492,750
4.875%, 03/15/2026	23,125,000	25,860,919
2.875%, 08/15/2030	5,000,000	4,816,250
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	27,821,628
4.625%, 06/25/2038 (2)	12,000,000	13,772,615
4.400%, 07/15/2044 (2)	5,125,000	5,649,342
Beam Suntory, Inc.:
3.250%, 05/15/2022	10,650,000	10,897,953
3.250%, 06/15/2023	10,960,000	11,501,915
Becton Dickinson and Co.:
3.363%, 06/06/2024	10,000,000	10,742,230
3.734%, 12/15/2024	9,250,000	10,104,007
1.957%, 02/11/2031	32,000,000	30,357,462
4.875%, 05/15/2044	5,455,000	6,277,809
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,011,026
Berry Global, Inc.,
4.875%, 07/15/2026 (2)	28,000,000	29,628,340
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	18,367,189
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	19,567,096
5.950%, 06/01/2026	26,406,000	30,631,945
4.800%, 05/03/2029	26,341,000	29,118,485
Boeing Co.:
2.196%, 02/04/2026	25,550,000	25,470,769
5.150%, 05/01/2030	14,000,000	16,124,437
3.625%, 02/01/2031	10,000,000	10,462,044
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	16,330,000	17,618,308
Booz Allen Hamilton, Inc.,
3.875%, 09/01/2028 (2)	1,000,000	1,005,250
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,879,123
3.750%, 05/01/2028 (1)(2)	5,550,000	5,815,536
BorgWarner, Inc.:
5.000%, 10/01/2025 (2)	10,000,000	11,517,003
2.650%, 07/01/2027	9,000,000	9,345,056
Boston Scientific Corp.,
1.900%, 06/01/2025	15,000,000	15,402,507
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022	5,730,000	5,972,657
3.250%, 02/20/2023	9,622,000	10,096,607
Broadcom, Inc.:
3.625%, 10/15/2024	32,800,000	35,687,375
3.125%, 01/15/2025	13,250,000	14,098,166
4.700%, 04/15/2025	18,300,000	20,626,472
3.150%, 11/15/2025	7,150,000	7,620,705
4.250%, 04/15/2026	30,400,000	33,741,849
4.750%, 04/15/2029	14,900,000	16,753,249
4.150%, 11/15/2030	10,000,000	10,793,601
2.450%, 02/15/2031 (2)	7,250,000	6,842,596
3.500%, 02/15/2041 (2)	11,000,000	10,535,176
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	19,823,007
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,609,756
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	14,022,718
3.750%, 09/25/2027	23,800,000	26,106,330
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,524,257
Cameron LNG LLC,
3.701%, 01/15/2039 (2)	15,000,000	15,916,375
Campbell Soup Co.,
3.950%, 03/15/2025	11,000,000	12,086,621
Cargill, Inc.,
2.125%, 04/23/2030 (2)	7,000,000	6,880,505
Carlisle Companies, Inc.:
3.750%, 12/01/2027	4,600,000	5,064,865
2.750%, 03/01/2030	21,832,000	21,992,458
Carrier Global Corp.:
2.493%, 02/15/2027	12,845,000	13,265,016
2.700%, 02/15/2031	14,700,000	14,695,599
3.377%, 04/05/2040	10,000,000	9,980,306
3.577%, 04/05/2050	3,050,000	2,995,089
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	19,725,000	19,978,824
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	25,947,002
5.375%, 03/15/2044	10,922,000	12,956,223
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (2)	3,000,000	3,049,650
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	35,197,626
4.908%, 07/23/2025	63,550,000	72,043,249
3.750%, 02/15/2028	5,000,000	5,414,392
5.050%, 03/30/2029	3,437,000	3,950,553
2.300%, 02/01/2032	5,000,000	4,647,101
6.384%, 10/23/2035	27,030,000	35,003,645
5.375%, 04/01/2038	6,000,000	7,071,895
3.500%, 06/01/2041	10,000,000	9,483,826
3.700%, 04/01/2051	6,700,000	6,266,540
3.850%, 04/01/2061	12,075,000	11,069,756
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,269,000	4,913,713
5.875%, 03/31/2025	5,005,000	5,703,498
5.125%, 06/30/2027	11,397,000	13,033,824
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025 (2)	15,000,000	17,086,560
Chevron USA, Inc.:
3.900%, 11/15/2024	3,000,000	3,303,236
5.050%, 11/15/2044	3,000,000	3,805,448
Cigna Corp.:
3.050%, 11/30/2022	15,000,000	15,573,587
3.000%, 07/15/2023	7,525,000	7,913,104
3.500%, 06/15/2024	7,800,000	8,411,288
4.500%, 02/25/2026	5,725,000	6,517,773
2.400%, 03/15/2030	9,850,000	9,766,561
4.800%, 08/15/2038	7,600,000	9,083,501
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	7,475,000	7,635,189
3.250%, 04/11/2024 (1)(2)	7,000,000	7,491,330
Clean Harbors, Inc.,
5.125%, 07/15/2029 (2)	100,000	106,163
CNH Industrial Capital LLC:
4.200%, 01/15/2024	15,000,000	16,351,035
1.875%, 01/15/2026	14,250,000	14,399,850
CNH Industrial NV:
4.500%, 08/15/2023 (1)	16,168,000	17,520,673
3.850%, 11/15/2027 (1)	26,114,000	28,877,261
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	14,135,000	15,826,898
5.800%, 06/01/2045	4,733,000	5,843,733
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,327,673
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,505,005
4.400%, 08/15/2035	13,575,000	15,875,435
3.200%, 07/15/2036	15,000,000	15,642,921
4.600%, 10/15/2038	12,350,000	14,907,542
4.650%, 07/15/2042	2,000,000	2,416,772
4.950%, 10/15/2058	7,500,000	9,812,705
CommonSpirit Health:
2.760%, 10/01/2024	7,500,000	7,946,508
2.782%, 10/01/2030	20,400,000	20,640,910
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	8,173,063
ConocoPhillips,
2.400%, 02/15/2031 (2)	12,000,000	11,840,468
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,132,383
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,148,325
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	10,921,622
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,723,952
3.850%, 02/01/2025 (2)	2,875,000	3,142,867
3.350%, 09/15/2026 (2)	20,850,000	22,496,284
4.800%, 02/01/2035 (2)	4,450,000	5,230,353
6.450%, 12/01/2036 (2)	5,550,000	7,275,996
8.375%, 03/01/2039 (2)	11,639,000	18,860,228
4.700%, 12/15/2042 (2)	5,000,000	5,786,899
CSX Corp.:
6.220%, 04/30/2040	475,000	662,579
4.650%, 03/01/2068	9,000,000	10,916,363
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,544,531
3.250%, 08/15/2029	11,800,000	12,472,531
4.780%, 03/25/2038	35,075,000	41,395,010
5.125%, 07/20/2045	15,000,000	18,363,766
5.050%, 03/25/2048	24,600,000	30,199,939
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,601,546	4,507,079
Daimler Finance North America LLC:
2.550%, 08/15/2022 (2)	19,750,000	20,242,663
1.750%, 03/10/2023 (2)	29,550,000	30,207,199
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,605,400
2.589%, 11/02/2023 (1)(2)	10,000,000	10,436,092
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	2,259,031
5.375%, 07/15/2025	3,000,000	3,250,875
5.625%, 07/15/2027	17,000,000	18,456,390
5.125%, 05/15/2029	8,000,000	8,507,600
Dell Technologies, Inc.:
5.850%, 07/15/2025 (2)	5,000,000	5,828,965
4.900%, 10/01/2026 (2)	8,395,000	9,524,067
Dentsply Sirona,
3.250%, 06/01/2030	46,120,000	48,221,103
Deutsche Telekom AG,
3.625%, 01/21/2050 (1)(2)	5,925,000	6,014,033
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	28,015,000	41,549,370
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.450%, 06/15/2023 (2)	42,180,000	46,096,697
6.020%, 06/15/2026 (2)	37,004,000	43,807,069
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,608,125
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,627,552
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	10,482,174
5.319%, 11/15/2038	17,350,000	21,793,553
DXC Technology Co.:
4.250%, 04/15/2024	52,810,000	57,220,171
4.125%, 04/15/2025	30,000,000	32,624,151
4.750%, 04/15/2027	28,650,000	31,985,103
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,723,482
4.000%, 11/02/2032	3,660,000	4,146,511
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,597,966
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	4,000,000	4,177,192
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	23,000,000	24,235,668
Enable Midstream Partners LP:
4.400%, 03/15/2027	15,000,000	16,213,429
4.150%, 09/15/2029	16,585,000	17,246,331
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,117,157
7.375%, 10/15/2045	23,298,000	32,961,646
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,553,543
5.875%, 01/15/2024	15,000,000	16,697,615
5.500%, 06/01/2027	6,204,000	7,154,619
4.950%, 06/15/2028	4,693,000	5,251,747
5.250%, 04/15/2029	18,925,000	21,542,082
3.750%, 05/15/2030	6,350,000	6,546,647
5.950%, 10/01/2043	2,702,000	3,003,852
6.000%, 06/15/2048	5,000,000	5,751,636
Energy Transfer Partners LP:
4.200%, 04/15/2027	8,650,000	9,426,536
6.500%, 02/01/2042	18,727,000	22,332,613
5.150%, 03/15/2045	5,000,000	5,158,093
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	20,374,260
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,793,840
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	10,482,897
3.950%, 01/31/2060	14,475,000	14,501,811
EQT Corp.:
7.625%, 02/01/2025	10,000,000	11,508,850
5.000%, 01/15/2029	1,000,000	1,070,000
EQT Midstream Partners LP:
4.750%, 07/15/2023	7,409,000	7,686,837
4.125%, 12/01/2026	14,750,000	14,639,375
Equinix, Inc.:
2.625%, 11/18/2024	8,000,000	8,429,360
3.200%, 11/18/2029	15,000,000	15,594,676
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	10,400,000	10,531,286
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,400,000	3,483,333
2.992%, 03/19/2025	35,000,000	37,505,420
3.294%, 03/19/2027	5,000,000	5,480,695
FedEx Corp.:
3.800%, 05/15/2025	10,000,000	10,991,123
3.900%, 02/01/2035	7,000,000	7,627,722
4.950%, 10/17/2048	13,500,000	16,450,863
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	37,052,000	42,496,741
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028	10,075,000	9,852,745
4.500%, 08/15/2046	6,700,000	7,698,220
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	12,062,171
3.850%, 06/01/2025	11,720,000	12,871,813
3.200%, 07/01/2026	6,400,000	6,907,765
2.250%, 06/01/2027	10,650,000	10,886,533
3.500%, 07/01/2029	6,010,000	6,482,381
4.400%, 07/01/2049	20,000,000	23,078,807
Flex Ltd.,
3.750%, 02/01/2026 (1)	28,300,000	30,365,792
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,093,019
Flowserve Corp.,
3.500%, 10/01/2030	7,075,000	7,199,021
FMC Corp.,
3.200%, 10/01/2026	8,100,000	8,702,434
FMG Resources Pty Ltd.:
5.125%, 03/15/2023 (1)(2)	26,500,000	28,255,625
5.125%, 05/15/2024 (1)(2)	2,045,000	2,216,504
4.375%, 04/01/2031 (1)(2)	1,000,000	1,018,130
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	12,184,380
4.375%, 05/10/2043 (1)	2,000,000	2,256,900
3.500%, 01/16/2050 (1)	11,625,000	11,579,430
Ford Motor Credit Co. LLC:
5.875%, 08/02/2021	8,975,000	9,095,714
2.979%, 08/03/2022	20,000,000	20,300,000
4.250%, 09/20/2022	4,459,000	4,612,390
4.140%, 02/15/2023	10,000,000	10,334,000
5.584%, 03/18/2024	29,367,000	31,695,509
3.664%, 09/08/2024	34,000,000	35,190,170
4.063%, 11/01/2024	7,000,000	7,343,350
3.375%, 11/13/2025	30,000,000	30,510,000
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	14,000,000	14,583,839
Fox Corp.,
3.050%, 04/07/2025	5,000,000	5,318,083
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023	38,916,000	40,524,398
5.000%, 09/01/2027	12,000,000	12,751,200
4.125%, 03/01/2028	10,000,000	10,512,000
5.250%, 09/01/2029	14,415,000	15,763,091
4.250%, 03/01/2030	4,500,000	4,792,500
4.625%, 08/01/2030	3,000,000	3,264,675
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,972,009
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (2)	34,130,000	36,212,303
2.375%, 02/16/2031 (2)	32,300,000	30,813,337
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	35,143,904
General Dynamics Corp.,
3.500%, 04/01/2027	6,000,000	6,621,275
General Electric Co.:
3.450%, 05/01/2027	3,925,000	4,262,371
3.625%, 05/01/2030	5,000,000	5,383,322
6.150%, 08/07/2037	2,000,000	2,627,729
General Mills, Inc.:
3.700%, 10/17/2023	20,000,000	21,445,487
4.000%, 04/17/2025	3,175,000	3,510,121
General Motors Co.,
6.125%, 10/01/2025	4,000,000	4,703,633
General Motors Financial Co., Inc.:
3.200%, 07/06/2021	25,600,000	25,711,152
4.375%, 09/25/2021	4,875,000	4,965,262
3.450%, 01/14/2022	5,200,000	5,304,383
3.150%, 06/30/2022	13,050,000	13,417,290
4.150%, 06/19/2023	3,375,000	3,620,981
1.700%, 08/18/2023	15,500,000	15,785,676
5.100%, 01/17/2024	18,750,000	20,735,254
2.900%, 02/26/2025	17,725,000	18,584,449
1.250%, 01/08/2026	18,125,000	17,784,101
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (1)	43,005,000	44,078,288
3.375%, 12/01/2024 (1)	46,370,000	49,883,649
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (1)	29,775,000	29,582,461
Georgia-Pacific LLC,
3.163%, 11/15/2021 (2)	20,000,000	20,251,003
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,055,843
4.250%, 10/25/2022 (1)(2)	7,000,000	7,372,856
6.000%, 11/15/2041 (1)(2)	9,400,000	11,768,894
5.550%, 10/25/2042 (1)(2)	3,543,000	4,311,153
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	18,115,128
4.625%, 04/29/2024 (2)	29,230,000	32,181,659
4.000%, 03/27/2027 (2)	17,000,000	18,735,165
4.875%, 03/12/2029 (2)	18,000,000	20,506,134
2.500%, 09/01/2030 (2)	19,800,000	19,040,363
Global Payments, Inc.:
4.000%, 06/01/2023	10,775,000	11,536,079
4.800%, 04/01/2026	10,035,000	11,475,222
2.900%, 05/15/2030	5,000,000	5,104,183
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)	5,000,000	4,975,000
3.500%, 03/01/2029 (2)	5,000,000	4,862,500
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (2)	15,000,000	15,221,659
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	3,915,000	4,031,670
3.875%, 06/27/2024 (1)(2)	31,501,000	33,974,458
4.875%, 06/27/2044 (1)(2)	9,575,000	10,800,938
4.700%, 11/10/2047 (1)(2)	22,671,000	25,123,261
4.000%, 09/06/2049 (1)(2)	19,500,000	19,344,424
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,068,511
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	11,144,514
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,994,000
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	11,533,767
5.375%, 02/01/2025	25,300,000	28,222,529
5.250%, 04/15/2025	19,200,000	21,924,623
5.375%, 09/01/2026	1,000,000	1,127,500
4.500%, 02/15/2027	16,500,000	18,506,838
5.875%, 02/01/2029	3,500,000	4,077,500
4.125%, 06/15/2029	15,000,000	16,622,779
3.500%, 09/01/2030	5,000,000	5,042,349
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023	12,575,000	13,663,663
Hexcel Corp.:
4.700%, 08/15/2025	8,303,000	9,028,824
3.950%, 02/15/2027	19,000,000	19,878,705
Hologic, Inc.,
3.250%, 02/15/2029 (2)	21,238,000	20,972,525
HP, Inc.:
2.200%, 06/17/2025	10,000,000	10,321,329
3.000%, 06/17/2027	25,000,000	26,420,222
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025	10,000,000	10,910,565
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	7,876,074
4.400%, 04/15/2029 (1)	15,000,000	16,012,826
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)	4,625,000	4,820,001
3.625%, 10/31/2024 (1)(2)	15,000,000	16,432,704
Hyundai Capital America:
3.750%, 07/08/2021 (2)	10,150,000	10,233,417
3.100%, 04/05/2022 (2)	2,000,000	2,045,195
2.850%, 11/01/2022 (2)	5,225,000	5,388,462
2.375%, 02/10/2023 (2)	20,000,000	20,529,993
1.250%, 09/18/2023 (2)	14,125,000	14,227,157
3.400%, 06/20/2024 (2)	16,850,000	17,969,133
1.300%, 01/08/2026 (2)	10,000,000	9,773,491
IHS Markit Ltd.,
3.625%, 05/01/2024 (1)	10,000,000	10,728,250
Infor, Inc.,
1.750%, 07/15/2025 (2)	8,375,000	8,464,815
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,569,517
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,530,134
Ingredion, Inc.,
2.900%, 06/01/2030	28,000,000	28,623,980
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	14,727,823
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	12,326,440
Iron Mountain, Inc.:
5.250%, 03/15/2028 (2)	20,303,000	21,089,741
5.000%, 07/15/2028 (2)	4,000,000	4,090,000
4.500%, 02/15/2031 (2)	10,000,000	9,886,000
JM Smucker Co.:
2.375%, 03/15/2030	5,000,000	4,932,175
3.550%, 03/15/2050	3,350,000	3,388,262
Johnson Controls International PLC,
3.900%, 02/14/2026 (1)	3,645,000	4,030,040
Kansas City Southern:
4.700%, 05/01/2048	12,000,000	14,114,048
3.500%, 05/01/2050	13,000,000	13,018,193
Kennametal, Inc.,
4.625%, 06/15/2028	7,900,000	8,776,278
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	18,500,000	19,272,001
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	7,853,975
Keysight Technologies, Inc.:
4.550%, 10/30/2024	7,283,000	8,127,100
4.600%, 04/06/2027	50,189,000	57,456,867
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (1)(2)	10,000,000	9,755,200
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	2,280,903
6.500%, 02/01/2037	400,000	506,395
6.950%, 01/15/2038	14,755,000	19,795,838
7.500%, 11/15/2040	27,248,000	37,304,592
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	20,866,339
7.800%, 08/01/2031	16,174,000	22,406,818
7.750%, 01/15/2032	7,466,000	10,490,345
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	7,156,858
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	34,774,000	37,034,310
6.750%, 03/15/2032	10,000,000	13,042,177
5.000%, 07/15/2035	7,375,000	8,488,257
5.000%, 06/04/2042	5,000,000	5,627,007
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	2,087,794
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	13,597,371
Lear Corp.:
3.800%, 09/15/2027	7,725,000	8,410,921
3.500%, 05/30/2030	15,000,000	15,638,773
Leidos, Inc.:
4.375%, 05/15/2030 (2)	39,222,000	43,600,744
2.300%, 02/15/2031 (2)	7,500,000	7,082,625
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,406,467
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,546,516
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (2)	25,000,000	24,312,500
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,462,504
4.200%, 03/15/2045	8,770,000	8,560,700
4.250%, 09/15/2046	1,230,000	1,251,772
3.950%, 03/01/2050	19,000,000	18,717,759
Magna International, Inc.,
2.450%, 06/15/2030 (1)	10,000,000	10,061,581
Marathon Oil Corp.,
2.800%, 11/01/2022	3,452,000	3,540,756
Marathon Petroleum Corp.:
3.625%, 09/15/2024	2,500,000	2,702,077
4.700%, 05/01/2025	15,000,000	16,858,694
5.125%, 12/15/2026	3,000,000	3,500,815
4.750%, 09/15/2044	3,985,000	4,419,937
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	5,000,000	4,972,941
6.250%, 05/01/2037	450,000	574,368
Masco Corp.,
6.500%, 08/15/2032	14,934,000	19,339,087
MasTec, Inc.,
4.500%, 08/15/2028 (2)	5,000,000	5,187,500
McDonald's Corp.:
3.700%, 01/30/2026	7,250,000	7,990,311
3.500%, 07/01/2027	6,000,000	6,598,288
Microchip Technology, Inc.:
3.922%, 06/01/2021	12,845,000	12,919,240
4.333%, 06/01/2023	32,298,000	34,640,963
2.670%, 09/01/2023 (2)	25,000,000	26,035,805
4.250%, 09/01/2025 (2)	4,000,000	4,178,990
Micron Technology, Inc.,
4.640%, 02/06/2024	8,725,000	9,607,679
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,751,147
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (2)	13,695,000	14,135,922
4.625%, 04/01/2029 (2)	12,000,000	12,168,416
Minera Mexico SA de CV,
4.500%, 01/26/2050 (1)(2)	8,000,000	8,232,080
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	8,250,000	8,402,081
Molson Coors Beverage Co.,
3.000%, 07/15/2026	33,888,000	36,083,309
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	19,327,957
MPLX LP:
3.500%, 12/01/2022	8,600,000	8,973,840
4.000%, 02/15/2025	13,125,000	14,324,415
4.875%, 06/01/2025	19,150,000	21,569,533
1.750%, 03/01/2026	20,000,000	20,030,544
4.250%, 12/01/2027	6,519,000	7,328,502
5.500%, 02/15/2049	8,825,000	10,367,804
4.900%, 04/15/2058	5,000,000	5,326,025
MSCI, Inc.,
4.000%, 11/15/2029 (2)	7,562,000	7,777,215
Mylan NV:
3.150%, 06/15/2021 (1)	8,100,000	8,125,573
3.950%, 06/15/2026 (1)	5,000,000	5,507,455
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	17,504,407
4.200%, 11/29/2023	4,525,000	4,881,737
4.550%, 04/15/2028	5,000,000	5,646,476
NCL Corp. Ltd.,
3.625%, 12/15/2024 (1)(2)	20,000,000	18,875,000
Newell Brands, Inc.:
3.850%, 04/01/2023	40,709,000	42,947,995
4.875%, 06/01/2025	1,500,000	1,655,625
4.700%, 04/01/2026	15,000,000	16,550,850
Newfield Exploration Co.,
5.750%, 01/30/2022	7,700,000	7,952,334
NGPL PipeCo LLC,
4.875%, 08/15/2027 (2)	20,000,000	22,357,105
Norfolk Southern Corp.,
3.050%, 05/15/2050	20,000,000	18,965,736
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	11,207,877
4.125%, 03/15/2035 (1)	6,550,000	7,224,903
Nutrition & Biosciences, Inc.:
1.832%, 10/15/2027 (2)	5,000,000	4,888,867
3.468%, 12/01/2050 (2)	8,000,000	7,841,286
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,541,085
4.550%, 04/15/2028 (1)	32,435,000	34,336,331
NXP Semiconductors NV,
3.875%, 09/01/2022 (1)(2)	9,300,000	9,711,011
Occidental Petroleum Corp.:
2.900%, 08/15/2024	10,000,000	9,890,400
8.500%, 07/15/2027	15,000,000	17,775,000
7.150%, 05/15/2028	7,000,000	7,630,000
7.875%, 09/15/2031	12,790,000	15,044,493
6.450%, 09/15/2036	7,125,000	7,864,290
ONEOK Partners LP,
3.375%, 10/01/2022	4,007,000	4,139,709
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,585,608
7.500%, 09/01/2023	22,959,000	26,173,591
2.750%, 09/01/2024	8,300,000	8,707,316
Oracle Corp.:
2.800%, 04/01/2027	46,000,000	48,444,553
3.900%, 05/15/2035	7,425,000	8,025,062
3.950%, 03/25/2051	5,000,000	5,154,321
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	51,666,835
Oshkosh Corp.,
3.100%, 03/01/2030	5,000,000	5,147,739
Owens Corning:
4.200%, 12/01/2024	10,000,000	11,036,795
3.400%, 08/15/2026	5,000,000	5,425,448
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,118,873
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,495,215
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (2)	20,000,000	21,955,303
1.200%, 11/15/2025 (2)	22,800,000	22,395,938
PerkinElmer, Inc.:
3.300%, 09/15/2029	25,000,000	26,370,243
3.625%, 03/15/2051	11,775,000	12,046,424
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	27,925,006
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (1)	42,000,000	44,657,442
3.150%, 06/15/2030 (1)	18,250,000	17,919,906
Phillips 66:
3.850%, 04/09/2025	8,000,000	8,766,056
2.150%, 12/15/2030	6,000,000	5,676,161
4.650%, 11/15/2034	13,000,000	14,887,670
5.875%, 05/01/2042	5,000,000	6,431,408
4.875%, 11/15/2044	15,000,000	17,702,005
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,139,700
3.150%, 12/15/2029	12,550,000	12,730,207
4.680%, 02/15/2045	2,000,000	2,076,716
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	20,000,000	19,941,176
POSCO:
2.375%, 01/17/2023 (1)(2)	5,550,000	5,693,856
4.000%, 08/01/2023 (1)(2)	13,000,000	13,921,390
Premier Health Partners,
2.911%, 11/15/2026	10,000,000	10,399,663
Quanta Services, Inc.,
2.900%, 10/01/2030	10,000,000	10,147,860
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	202,995
Raytheon Technologies Corp.:
7.500%, 09/15/2029	8,188,000	11,274,440
2.250%, 07/01/2030	12,000,000	11,809,804
4.800%, 12/15/2043	7,925,000	9,434,641
3.125%, 07/01/2050	6,000,000	5,812,138
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,755,518
Reliance Industries Ltd.,
5.400%, 02/14/2022 (1)(2)	3,500,000	3,635,867
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025	6,100,000	6,024,150
Republic Services, Inc.:
4.750%, 05/15/2023	7,341,000	7,926,713
2.900%, 07/01/2026	5,000,000	5,332,155
Rogers Communications, Inc.,
4.350%, 05/01/2049 (1)	10,000,000	10,905,100
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	16,579,589
5.875%, 06/30/2026	55,015,000	64,448,284
5.000%, 03/15/2027	20,300,000	23,106,418
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(8)	5,475,000	4,626,375
5.375%, 09/26/2024 (1)(2)(8)	5,125,000	4,343,489
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (2)	11,096,000	12,077,741
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,172,533
Seagate HDD Cayman,
4.875%, 03/01/2024 (1)	24,400,000	26,209,748
Shell International Finance BV:
2.375%, 04/06/2025 (1)	9,000,000	9,486,509
2.750%, 04/06/2030 (1)	8,725,000	9,010,711
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	12,324,734
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	57,735,070
Silgan Holdings, Inc.:
4.750%, 03/15/2025	1,000,000	1,016,500
4.125%, 02/01/2028	4,000,000	4,109,280
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	13,000,000	12,793,040
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,227,293
Smith & Nephew PLC,
2.032%, 10/14/2030 (1)	10,000,000	9,417,046
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	10,276,601
3.350%, 02/01/2022 (2)	31,389,000	32,017,364
5.200%, 04/01/2029 (2)	16,566,000	19,007,434
3.000%, 10/15/2030 (2)	10,000,000	9,944,900
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	8,447,069
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	40,018,000	44,880,154
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,012,323
Southern Copper Corp.,
7.500%, 07/27/2035	19,786,000	28,061,640
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	16,222,844
4.500%, 03/15/2045	5,000,000	5,384,070
Standard Industries, Inc.:
4.750%, 01/15/2028 (2)	24,408,000	25,301,333
4.375%, 07/15/2030 (2)	5,000,000	5,045,000
3.375%, 01/15/2031 (2)	5,000,000	4,737,500
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	5,236,154
Steel Dynamics, Inc.,
2.800%, 12/15/2024	7,000,000	7,402,438
Stericycle, Inc.,
3.875%, 01/15/2029 (2)	1,000,000	987,500
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,076,121
6.100%, 02/15/2042	1,000,000	1,126,119
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	2,000,000	2,045,279
Sysco Corp.:
5.650%, 04/01/2025	7,000,000	8,139,620
5.950%, 04/01/2030	18,220,000	22,767,309
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)	21,825,000	20,844,963
Targa Resources Partners LP:
6.500%, 07/15/2027	1,000,000	1,086,680
5.000%, 01/15/2028	28,000,000	29,155,000
4.875%, 02/01/2031 (2)	500,000	506,625
4.000%, 01/15/2032 (2)	14,000,000	13,167,280
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	29,017,012
3.900%, 05/25/2027	25,885,000	28,078,985
Teck Resources Ltd.,
3.900%, 07/15/2030 (1)	10,000,000	10,450,883
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	23,286,112
7.200%, 07/18/2036 (1)	3,175,000	4,006,952
Telefonica Emisiones SA:
4.570%, 04/27/2023 (1)	1,000,000	1,077,892
4.103%, 03/08/2027 (1)	8,125,000	9,084,923
7.045%, 06/20/2036 (1)	4,925,000	6,825,232
5.213%, 03/08/2047 (1)	19,108,000	22,342,616
4.895%, 03/06/2048 (1)	9,475,000	10,750,005
5.520%, 03/01/2049 (1)	12,000,000	14,661,571
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	13,931,005
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	1,083,900
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	24,166,976
3.150%, 10/01/2026 (1)	51,000,000	48,768,750
Textron, Inc.,
3.000%, 06/01/2030	15,000,000	15,235,917
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025	15,000,000	16,656,698
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,804,999
4.500%, 12/15/2028	6,025,000	6,463,732
T-Mobile USA, Inc.:
4.750%, 02/01/2028	17,250,000	18,341,370
3.875%, 04/15/2030 (2)	28,159,000	30,562,652
3.500%, 04/15/2031	60,000,000	60,450,000
Toll Road Investors Partnership II LP:
0.000%, 02/15/2022 (2)	21,200,000	20,703,182
0.000%, 02/15/2025 (2)	10,000,000	8,736,311
0.000%, 02/15/2027 (2)	17,855,000	13,944,847
0.000%, 02/15/2031 (2)	5,396,000	3,552,929
0.000%, 02/15/2036 (2)	12,500,000	6,519,660
TopBuild Corp.,
3.625%, 03/15/2029 (2)	2,500,000	2,468,750
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	11,486,285
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,838,079
TreeHouse Foods, Inc.,
4.000%, 09/01/2028	1,500,000	1,510,605
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,843,287
3.900%, 02/01/2045 (2)	25,325,000	26,888,534
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	735,237
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	5,887,886
United Rentals North America, Inc.:
5.875%, 09/15/2026	13,000,000	13,601,250
3.875%, 11/15/2027	5,000,000	5,181,250
4.875%, 01/15/2028	5,000,000	5,266,850
5.250%, 01/15/2030	5,000,000	5,426,500
4.000%, 07/15/2030	10,000,000	10,177,500
3.875%, 02/15/2031	3,000,000	3,015,000
Universal Health Services, Inc.,
2.650%, 10/15/2030 (2)	20,325,000	19,624,092
Upjohn, Inc.:
3.850%, 06/22/2040 (2)	10,000,000	10,233,613
4.000%, 06/22/2050 (2)	22,000,000	22,419,131
UPMC,
3.600%, 04/03/2025	47,575,000	51,844,514
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046 (1)	4,000,000	4,705,137
Valaris PLC,
5.200%, 03/15/2025 (1)(8)	6,000,000	630,000
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)	1,600,000	2,032,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	22,000,000	26,169,000
3.750%, 07/08/2030 (1)	12,545,000	13,095,600
8.250%, 01/17/2034 (1)	425,000	597,763
6.875%, 11/21/2036 (1)	23,025,000	30,601,722
6.875%, 11/10/2039 (1)	18,121,000	24,198,783
Valero Energy Corp.:
1.200%, 03/15/2024	13,450,000	13,490,523
3.400%, 09/15/2026	17,500,000	18,712,800
6.625%, 06/15/2037	5,000,000	6,505,358
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	22,189,591
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,594,585
4.000%, 06/15/2025	10,000,000	11,028,910
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,350,113
4.500%, 08/10/2033	15,710,000	18,247,494
4.400%, 11/01/2034	790,000	903,041
4.272%, 01/15/2036	19,793,000	22,371,709
5.250%, 03/16/2037	18,225,000	22,975,788
4.812%, 03/15/2039	38,575,000	46,165,420
4.862%, 08/21/2046	2,500,000	2,999,114
5.500%, 03/16/2047	4,000,000	5,228,352
3.700%, 03/22/2061	11,200,000	11,066,915
VF Corp.,
2.800%, 04/23/2027	7,000,000	7,379,394
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	16,293,000	22,935,924
6.150%, 02/27/2037 (1)	13,920,000	18,551,427
4.375%, 02/19/2043 (1)	5,054,000	5,628,318
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	9,195,829
4.250%, 11/13/2023 (2)	18,000,000	19,562,210
2.850%, 09/26/2024 (2)	5,000,000	5,306,175
3.350%, 05/13/2025 (2)	15,000,000	16,105,680
1.250%, 11/24/2025 (2)	11,075,000	10,942,414
Vontier Corp.,
2.400%, 04/01/2028 (2)	5,725,000	5,624,755
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,355,508
3.500%, 06/01/2030	11,050,000	11,848,366
4.700%, 03/01/2048	500,000	587,862
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	10,390,646
4.400%, 03/15/2024	13,109,000	14,252,839
3.450%, 11/15/2026	36,775,000	39,634,280
4.950%, 09/15/2028	10,205,000	11,627,185
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,151,487
3.450%, 06/01/2026	17,000,000	18,294,242
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	14,179,943
Walt Disney Co.:
3.700%, 09/15/2024	4,025,000	4,403,799
7.430%, 10/01/2026	3,300,000	4,299,002
5.400%, 10/01/2043	5,000,000	6,647,104
4.750%, 09/15/2044	1,950,000	2,421,978
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,672,354
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	62,922,334
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	18,291,571
Western Midstream Operating LP,
6.500%, 02/01/2050	10,000,000	10,812,500
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	10,000,000	10,579,245
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	6,877,479
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,212,499
3.700%, 01/15/2023	44,375,000	46,402,178
4.550%, 06/24/2024	7,629,000	8,407,528
7.500%, 01/15/2031	120,000	158,925
7.750%, 06/15/2031	3,500,000	4,612,317
8.750%, 03/15/2032	11,275,000	16,534,714
6.300%, 04/15/2040	1,590,000	2,044,382
5.750%, 06/24/2044	2,500,000	3,061,982
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	16,449,285
WRKCo, Inc.,
3.000%, 09/15/2024	6,000,000	6,375,189
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	4,095,020
Xerox Corp.,
4.375%, 03/15/2023	35,175,000	36,801,844
Xerox Holdings Corp.,
5.000%, 08/15/2025 (2)	1,000,000	1,043,650
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	20,250,000	22,138,874
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,000,000	21,669,353
5.750%, 11/30/2039	11,375,000	14,556,138
Zoetis, Inc.:
3.250%, 02/01/2023	24,701,000	25,741,725
4.500%, 11/13/2025	16,275,000	18,447,075
Total Industrials (Cost $8,529,054,882)		9,025,763,476	30.3%

Utilities
American Water Capital Corp.,
2.800%, 05/01/2030	8,500,000	8,741,742
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,903,840
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	14,989,087
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025	7,000,000	7,576,772
2.850%, 05/15/2051	10,000,000	8,960,325
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,968,673
Consumers Energy Co.,
3.500%, 08/01/2051	9,425,000	9,920,265
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	15,000,000	15,513,255
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,453,426
DTE Electric Company,
2.625%, 03/01/2031	15,200,000	15,578,093
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (2)	8,775,000	8,410,540
Edison International,
2.950%, 03/15/2023	5,000,000	5,166,580
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	55,387,655
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,691,430
3.625%, 05/25/2027 (1)(2)	27,500,000	29,747,480
3.500%, 04/06/2028 (1)(2)	7,000,000	7,486,585
4.875%, 06/14/2029 (1)(2)	11,775,000	13,763,157
6.800%, 09/15/2037 (1)(2)	3,875,000	5,441,693
6.000%, 10/07/2039 (1)(2)	4,286,000	5,706,665
4.750%, 05/25/2047 (1)(2)	49,084,000	58,078,148
Engie Energia Chile SA,
3.400%, 01/28/2030 (1)(2)	3,000,000	3,102,000
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	17,238,227
7.600%, 04/01/2032	1,650,000	2,313,108
5.100%, 06/15/2045	5,875,000	7,283,631
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,703,628
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,089,058
3.400%, 03/01/2050	11,325,000	9,909,375
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (2)	15,000,000	15,121,584
Fortis Inc.,
3.055%, 10/04/2026 (1)	8,762,000	9,326,909
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	5,306,250
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,544,477
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (2)	10,600,000	9,931,418
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,810,976
NiSource, Inc.:
3.600%, 05/01/2030	20,800,000	22,544,280
3.950%, 03/30/2048	11,775,000	12,379,094
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	9,902,133
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,087,745
RGS I&M Funding Corp.,
9.820%, 12/07/2022	163,069	168,343
Southern Co.,
2.950%, 07/01/2023	17,400,000	18,222,968
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,199,892
Total Utilities (Cost $456,507,272)		481,670,507	1.6%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	8,992,829
4.750%, 07/28/2025 (1)(2)	37,818,000	42,312,745
4.800%, 04/18/2026 (1)(2)	47,025,000	53,114,737
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	6,708,000	7,299,282
2.875%, 08/14/2024 (1)	39,395,000	40,629,648
6.500%, 07/15/2025 (1)	15,000,000	17,486,676
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,576,998
AIG Life Holdings, Inc.,
6.625%, 02/15/2029	16,500,000	20,344,429
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,775,555
Air Lease Corp.:
4.250%, 02/01/2024	8,175,000	8,870,964
2.300%, 02/01/2025	14,150,000	14,452,917
Allstate Corp.,
3.850%, 08/10/2049	10,968,000	12,044,268
Ally Financial, Inc.:
1.450%, 10/02/2023	15,000,000	15,227,088
5.125%, 09/30/2024	13,000,000	14,654,350
5.800%, 05/01/2025	10,000,000	11,591,505
American International Group, Inc.:
4.875%, 06/01/2022	25,951,000	27,252,056
3.750%, 07/10/2025	11,400,000	12,447,711
3.875%, 01/15/2035	15,000,000	16,310,789
6.820%, 11/15/2037	4,173,000	5,623,740
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,355,361
Anthem, Inc.:
3.350%, 12/01/2024	7,050,000	7,625,535
2.375%, 01/15/2025	4,075,000	4,258,877
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	17,175,000	17,277,074
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	16,011,557
Assurant, Inc.:
4.900%, 03/27/2028	3,000,000	3,417,694
3.700%, 02/22/2030	7,000,000	7,439,888
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	35,152,104
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	14,803,000	15,299,049
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%) (1)(2)(3)	13,000,000	12,219,220
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (1)(2)	5,000,000	5,400,637
2.875%, 02/15/2025 (1)(2)	10,000,000	9,963,131
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	15,000,000	14,730,493
Banco Santander Chile,
2.700%, 01/10/2025 (1)(2)	8,000,000	8,360,000
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	12,362,565
3.848%, 04/12/2023 (1)	16,700,000	17,758,459
5.179%, 11/19/2025 (1)	11,150,000	12,649,429
2.749%, 12/03/2030 (1)	5,000,000	4,762,624
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,516,247
3.300%, 01/11/2023	22,650,000	23,795,365
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,686,455
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	13,468,741
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	10,361,880
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	22,000,000	23,479,191
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	8,000,000	8,385,520
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%) (3)	22,700,000	24,438,468
3.248%, 10/21/2027	6,000,000	6,450,501
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	19,539,000	20,982,544
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	7,000,000	6,935,551
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	35,000,000	34,926,929
7.750%, 05/14/2038	725,000	1,112,486
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	26,628,722
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	5,492,312
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	15,884,808
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,487,146
1.625%, 05/01/2023 (1)	11,425,000	11,713,379
4.500%, 12/16/2025 (1)	8,048,000	9,139,004
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	13,363,469
Barclays PLC:
3.684%, 01/10/2023 (1)	22,500,000	23,013,789
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,331,859
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	5,353,908
3.650%, 03/16/2025 (1)	17,350,000	18,647,265
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	23,400,000	25,257,069
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,468,400
4.337%, 01/10/2028 (1)	10,000,000	11,097,632
BBVA USA:
2.875%, 06/29/2022	15,700,000	16,144,866
3.875%, 04/10/2025	45,470,000	49,680,274
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	4,158,881
BGC Partners, Inc.,
4.375%, 12/15/2025	13,000,000	13,841,415
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	4,000,000	4,217,292
3.375%, 01/09/2025 (1)(2)	8,000,000	8,587,668
4.375%, 09/28/2025 (1)(2)	14,700,000	16,273,302
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	42,500,000	44,737,897
4.375%, 05/12/2026 (1)(2)	10,410,000	11,511,429
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	10,000,000	10,254,175
1.323%, 01/13/2027 (SOFR + 1.004%) (1)(2)(3)	14,000,000	13,691,882
1.904%, 09/30/2028 (SOFR + 1.609%) (1)(2)(3)	16,000,000	15,726,567
3.052%, 01/13/2031 (SOFR + 1.507%) (1)(2)(3)	10,500,000	10,763,401
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%) (1)(2)(3)	5,000,000	4,702,505
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	24,750,000	26,124,134
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	37,732,743
4.625%, 07/11/2024 (1)(2)	3,185,000	3,513,281
5.150%, 07/21/2024 (1)(2)	30,902,000	34,593,647
2.375%, 01/14/2025 (1)(2)	5,000,000	5,165,640
4.500%, 03/15/2025 (1)(2)	40,275,000	44,355,418
1.652%, 10/06/2026 (SOFR + 1.520%) (1)(2)(3)	25,000,000	24,941,596
Brown & Brown, Inc.,
4.500%, 03/15/2029	11,840,000	13,300,741
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	8,296,149
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (2)	7,525,000	8,330,883
Capital One Financial Corp.:
3.200%, 01/30/2023	5,000,000	5,234,401
3.750%, 07/28/2026	5,000,000	5,432,330
3.650%, 05/11/2027	16,750,000	18,318,215
3.800%, 01/31/2028	6,960,000	7,650,018
Capital One NA,
3.375%, 02/15/2023	54,066,000	56,790,404
Centene Corp.:
3.000%, 10/15/2030	10,000,000	9,983,400
2.500%, 03/01/2031	50,000,000	47,751,000
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%) (3)	21,219,000	22,306,474
CIT Group, Inc.:
5.000%, 08/01/2023	5,000,000	5,425,000
4.750%, 02/16/2024	13,000,000	14,137,500
5.250%, 03/07/2025	2,100,000	2,365,125
Citigroup, Inc.:
2.350%, 08/02/2021	8,125,000	8,182,107
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,207,600
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,824,197
1.621%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,128,054
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	11,000,000	11,772,303
3.700%, 01/12/2026	4,700,000	5,162,118
3.106%, 04/08/2026 (SOFR + 2.842%) (3)	15,000,000	16,011,946
3.200%, 10/21/2026	10,931,000	11,746,215
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	32,975,493
2.572%, 06/03/2031 (SOFR + 2.107%) (3)	50,000,000	49,960,902
Citizens Bank NA:
2.550%, 05/13/2021	6,175,000	6,177,902
2.250%, 04/28/2025	9,000,000	9,338,433
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	23,400,000	24,814,269
3.250%, 04/30/2030	40,000,000	42,473,825
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	14,473,591
4.500%, 03/01/2026	21,125,000	23,867,842
3.450%, 08/15/2027	9,000,000	9,806,722
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	21,106,980
Comerica Bank,
4.000%, 07/27/2025	21,425,000	23,703,433
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	15,000,000	14,565,150
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	35,000,000	36,214,258
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,276,123
4.625%, 12/01/2023 (1)	7,059,000	7,736,059
4.375%, 08/04/2025 (1)	11,975,000	13,261,766
3.750%, 07/21/2026 (1)	36,000,000	39,261,818
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,775,615
3.750%, 04/24/2023 (1)(2)	8,375,000	8,902,355
3.250%, 10/04/2024 (1)(2)	8,575,000	9,203,983
4.375%, 03/17/2025 (1)(2)	37,093,000	40,709,812
1.907%, 06/16/2026 (SOFRINDX + 1.676%) (1)(2)(3)	7,000,000	7,097,063
1.248%, 01/26/2027 (SOFR + 0.892%) (1)(2)(3)	24,000,000	23,473,168
3.250%, 01/14/2030 (1)(2)	5,000,000	5,140,060
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,184,858
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	6,408,011
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	13,700,000	14,206,585
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	10,000,000	10,162,597
1.305%, 02/02/2027 (SOFR + 0.980%) (1)(2)(3)	19,400,000	18,783,823
4.282%, 01/09/2028 (1)(2)	24,750,000	27,210,372
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	11,634,140
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	21,756,478
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	22,707,120
3.750%, 03/26/2025 (1)	15,000,000	16,162,434
4.550%, 04/17/2026 (1)	5,000,000	5,593,805
CyrusOne LP / CyrusOne Finance Corp.:
2.900%, 11/15/2024	10,000,000	10,565,200
3.450%, 11/15/2029	1,485,000	1,526,595
2.150%, 11/01/2030	11,000,000	10,165,100
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,531,380
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%) (1)(2)(3)	20,450,000	20,228,877
Deutsche Bank AG:
3.375%, 05/12/2021 (1)	5,450,000	5,465,587
4.250%, 10/14/2021 (1)	29,900,000	30,456,105
5.000%, 02/14/2022 (1)	10,000,000	10,352,045
3.300%, 11/16/2022 (1)	17,625,000	18,303,663
3.950%, 02/27/2023 (1)	14,875,000	15,710,348
5.882%, 07/08/2031 (SOFR + 5.438%) (1)(3)	36,170,000	40,657,734
3.547%, 09/18/2031 (SOFR + 3.043%) (1)(3)	10,000,000	10,325,869
3.729%, 01/14/2032 (SOFR + 2.757%) (1)(3)	10,000,000	9,696,330
Digital Realty Trust LP:
4.450%, 07/15/2028	7,000,000	7,918,182
3.600%, 07/01/2029	41,950,000	45,076,105
Discover Bank:
3.350%, 02/06/2023	7,000,000	7,323,497
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%) (3)	6,500,000	6,932,900
4.650%, 09/13/2028	23,225,000	26,533,191
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	27,240,484
4.100%, 02/09/2027	22,869,000	25,380,206
DNB Bank ASA,
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%) (1)(2)(3)	10,000,000	9,855,701
First Horizon National Corp.,
4.000%, 05/26/2025	30,000,000	32,923,728
First Republic Bank,
4.625%, 02/13/2047	1,850,000	2,202,632
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	10,000,000	10,306,072
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	5,176,907
6.500%, 12/14/2040 (2)	1,820,000	2,574,261
GE Capital Funding LLC:
4.050%, 05/15/2027 (2)	10,000,000	11,142,634
4.550%, 05/15/2032 (2)	10,000,000	11,465,507
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025 (1)	5,000,000	5,421,475
4.418%, 11/15/2035 (1)	80,915,000	92,628,256
Globe Life, Inc.:
3.800%, 09/15/2022	1,275,000	1,325,162
4.550%, 09/15/2028	9,350,000	10,748,458
Goldman Sachs Group, Inc.:
5.250%, 07/27/2021	1,100,000	1,116,966
5.750%, 01/24/2022	15,100,000	15,757,423
1.790%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,293,165
3.500%, 01/23/2025	9,400,000	10,144,012
3.500%, 04/01/2025	10,000,000	10,834,126
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	25,753,676
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	19,584,274
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	16,883,334
1.992%, 01/27/2032 (SOFR + 1.090%) (3)	30,000,000	28,471,357
6.345%, 02/15/2034	125,000	167,614
6.750%, 10/01/2037	300,000	424,086
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	13,425,847
3.700%, 01/22/2070 (2)	14,000,000	13,392,321
4.850%, 01/24/2077 (2)	15,693,000	18,231,531
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	3,995,860
3.600%, 08/19/2049	15,725,000	16,332,649
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	10,012,635
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	7,934,535
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	7,839,103
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	31,774,579
3.600%, 05/25/2023 (1)	6,000,000	6,385,400
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,605,326
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,615,218
1.645%, 04/18/2026 (SOFR + 1.538%) (1)(3)	8,125,000	8,129,985
1.589%, 05/24/2027 (SOFR + 1.290%) (1)(3)	10,000,000	9,841,201
2.013%, 09/22/2028 (SOFR + 1.732%) (1)(3)	25,000,000	24,566,429
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	19,245,031
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	4,775,000	5,167,053
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	13,784,358
Huntington Bancshares, Inc.,
2.625%, 08/06/2024	1,500,000	1,582,397
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,110,222
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,736,545
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,672,297
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	18,118,875
6.450%, 06/08/2027	1,300,000	1,620,420
4.150%, 01/23/2030	30,200,000	33,158,230
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,615,000	20,651,436
JPMorgan Chase & Co.:
3.200%, 01/25/2023	5,350,000	5,619,690
1.448%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,155,701
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	16,506,433
3.125%, 01/23/2025	21,850,000	23,409,708
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	19,859,000	20,671,943
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	17,000,000	17,481,951
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	71,000,000	72,921,582
1.045%, 11/19/2026 (SOFR + 0.800%) (3)	18,500,000	18,069,071
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	30,500,000	30,435,776
1.953%, 02/04/2032 (SOFR + 1.065%) (3)	5,000,000	4,738,810
KeyBank NA,
3.400%, 05/20/2026	21,575,000	23,257,704
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	77,403,000	81,379,996
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	1,032,469
3.951%, 10/15/2050 (2)	900,000	928,390
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	541,749
Life Storage LP:
3.875%, 12/15/2027	2,575,000	2,851,033
2.200%, 10/15/2030	6,950,000	6,565,036
Lincoln National Corp.:
3.400%, 01/15/2031	23,000,000	24,551,819
6.300%, 10/09/2037	2,190,000	2,867,607
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	6,575,000	7,092,401
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,520,000	22,296,851
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,323,914
3.750%, 01/11/2027 (1)	7,800,000	8,554,682
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%) (1)(3)	5,000,000	4,963,652
4.375%, 03/22/2028 (1)	15,000,000	16,835,797
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	23,270,270
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	275,000	275,097
4.875%, 06/10/2025 (1)(2)	7,800,000	8,655,181
3.624%, 06/03/2030 (1)(2)	28,805,000	29,447,729
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	37,315,190
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	22,379,835
1.340%, 01/12/2027 (SOFR + 1.069%) (1)(2)(3)	10,000,000	9,812,188
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	15,000,000	16,902,909
2.484%, 05/19/2027 (1)	15,225,000	15,788,989
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,000,438
3.300%, 03/14/2023	6,875,000	7,231,449
3.750%, 03/14/2026	9,225,000	10,170,814
5.875%, 08/01/2033	3,729,000	4,901,276
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,575,803
5.077%, 02/15/2069 (2)	10,000,000	11,628,355
3.729%, 10/15/2070 (2)	19,253,000	18,791,591
4.900%, 04/01/2077 (2)	13,000,000	15,431,248
MBIA Insurance Corp.,
11.444%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	700,000	315,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	4,239,787
4.050%, 03/01/2045	9,025,000	10,238,400
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,637,997
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	11,039,000	11,130,028
3.455%, 03/02/2023 (1)	15,000,000	15,816,323
2.801%, 07/18/2024 (1)	10,000,000	10,599,246
2.193%, 02/25/2025 (1)	11,500,000	11,862,241
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,979,207
2.601%, 09/11/2022 (1)	5,000,000	5,145,662
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,658,666
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	20,918,842
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%) (1)(3)	10,000,000	9,734,936
3.170%, 09/11/2027 (1)	24,650,000	26,557,723
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.270%) (1)(3)	13,250,000	12,496,639
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,705,738
3.750%, 02/25/2023	1,000,000	1,060,203
1.618%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,182,871
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	25,000,000	26,577,875
3.700%, 10/23/2024	5,000,000	5,473,794
2.720%, 07/22/2025 (SOFR + 1.152%) (3)	15,000,000	15,823,784
4.000%, 07/23/2025	2,500,000	2,774,388
3.875%, 01/27/2026	7,000,000	7,783,567
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	40,000,000	41,329,289
3.125%, 07/27/2026	13,175,000	14,179,989
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	16,734,351
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,192,410
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	53,625,000	50,656,314
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	5,000,000	5,295,850
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	13,000,000	13,128,247
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	15,316,624
3.900%, 07/21/2025 (1)(2)	8,100,000	8,954,154
4.000%, 09/14/2026 (1)(2)	78,394,000	85,877,692
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,576,835
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,048,794
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	8,629,882
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (2)	17,500,000	17,761,423
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,537,937
9.375%, 08/15/2039 (2)	27,409,000	44,790,912
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,818,467
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	35,832,057
4.450%, 05/15/2069 (2)	10,000,000	11,801,216
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	10,000,000	10,343,352
1.851%, 07/16/2025 (1)	15,000,000	14,968,306
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	17,501,677
People's United Bank NA,
4.000%, 07/15/2024	4,400,000	4,747,823
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,618,210
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,263,733
3.125%, 05/15/2023	3,675,000	3,875,327
Protective Life Corp.,
4.300%, 09/30/2028 (2)	4,105,000	4,507,860
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,025,000	12,430,922
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	26,662,668
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	18,385,481
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	10,989,063
Regions Bank,
6.450%, 06/26/2037	3,864,000	5,187,135
Regions Financial Corp.,
2.250%, 05/18/2025	16,650,000	17,276,883
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (2)	9,700,000	9,962,573
2.500%, 10/30/2024 (2)	20,000,000	20,948,534
Rexford Industrial Realty LP,
2.125%, 12/01/2030	13,000,000	12,149,964
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	34,152,282
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	64,254,187
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	18,863,585
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	8,300,000	9,054,220
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	5,150,000	5,867,095
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	11,000,000	12,251,576
Santander Holdings USA, Inc.:
3.400%, 01/18/2023	5,750,000	6,003,320
3.450%, 06/02/2025	10,000,000	10,716,513
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,453,386
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,550,931
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	36,375,000	39,830,331
4.000%, 03/13/2024 (1)	7,700,000	8,402,145
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (1)(2)	15,000,000	15,930,203
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	9,725,000	10,507,171
5.000%, 01/17/2024 (1)(2)	18,000,000	19,649,036
3.875%, 03/28/2024 (1)(2)	10,000,000	10,785,484
2.625%, 10/16/2024 (1)(2)	14,575,000	15,207,271
2.625%, 01/22/2025 (1)(2)	34,600,000	35,863,610
4.250%, 04/14/2025 (1)(2)	21,975,000	23,795,086
4.250%, 08/19/2026 (1)(2)	18,572,000	20,241,800
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%) (1)(2)(3)	6,800,000	6,681,811
3.625%, 03/01/2041 (1)(2)	9,200,000	8,850,246
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	17,600,000	18,584,329
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	40,500,000	43,599,762
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	8,800,000	9,149,398
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%) (1)(2)(3)	10,000,000	9,761,148
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	7,000,000	7,944,928
5.700%, 03/26/2044 (1)(2)	14,000,000	17,509,737
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%) (3)	12,975,000	13,804,323
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	21,707,865
4.000%, 05/15/2030	6,325,000	6,830,376
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	2,500,000	2,609,386
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,718,993
3.102%, 01/17/2023 (1)	16,125,000	16,874,463
2.696%, 07/16/2024 (1)	10,400,000	10,995,204
2.448%, 09/27/2024 (1)	20,000,000	20,953,085
SunTrust Banks, Inc.:
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,780,375
3.300%, 05/15/2026	28,734,000	31,103,341
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	16,934,935
4.250%, 08/15/2024	33,325,000	36,251,177
4.500%, 07/23/2025	12,795,000	14,188,163
3.700%, 08/04/2026	5,388,000	5,797,717
3.950%, 12/01/2027	43,000,000	46,330,591
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	20,246,873
Travelers Companies, Inc.,
2.550%, 04/27/2050	8,775,000	7,843,008
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	17,757,826
6.125%, 08/15/2043 (1)	23,630,000	31,338,068
UBS Group AG,
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%) (1)(2)(3)	12,550,000	11,871,247
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	10,000,000	10,189,637
3.491%, 05/23/2023 (1)(2)	34,075,000	35,162,715
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	31,700,000	32,680,651
4.125%, 09/24/2025 (1)(2)	6,500,000	7,214,700
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	14,864,429
Wells Fargo & Co.:
1.442%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,156,000
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	12,375,000	12,641,607
3.000%, 02/19/2025	5,225,000	5,559,538
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	10,000,000	10,445,322
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,474,108
3.000%, 04/22/2026	4,000,000	4,274,451
2.393%, 06/02/2028 (SOFR + 2.100%) (3)	9,236,000	9,465,920
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	35,000,000	34,321,240
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	8,000,000	10,259,526
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,327,244
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	18,059,000	18,600,951
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	11,045,799
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	10,678,100
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%) (1)(3)	10,000,000	9,489,000
Willis North America, Inc.:
2.950%, 09/15/2029	10,600,000	10,945,647
5.050%, 09/15/2048	15,000,000	18,582,401
Total Financials (Cost $5,691,191,459)		5,985,594,960	20.1%
Total Corporate Bonds (Cost $14,676,753,613)		15,493,028,943	52.0%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	738,002
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	1,018,391
1.981%, 04/01/2025	1,000,000	1,013,178
2.076%, 04/01/2026	1,000,000	1,004,122
2.176%, 04/01/2027	1,300,000	1,288,541
2.310%, 04/01/2028	1,000,000	979,957
2.410%, 04/01/2029	2,360,000	2,290,261
2.510%, 04/01/2030	1,175,000	1,131,586
2.760%, 04/01/2040 (Callable 04/01/2030)	2,675,000	2,536,666
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	7,490,000	7,695,997
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,800,622
7.155%, 03/01/2027	1,700,000	1,987,195
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,699,678
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,748,464
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,528,361
County of Hamilton OH,
3.756%, 06/01/2042	25,725,000	26,197,167
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	15,681,537
Great Lakes Water Authority,
2.615%, 07/01/2036	20,000,000	19,952,514
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)	10,000,000	5,201,664
0.000%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,884,639
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,660,000	3,368,478
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	5,600,000	5,444,402
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/03/2021)	1,660,000	1,684,805
Massachusetts Educational Financing Authority,
3.775%, 07/01/2035 (Callable 07/01/2029)	10,000,000	10,416,418
Michigan Finance Authority,
4.600%, 10/01/2022	8,990,000	9,184,264
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)	17,109,747	17,483,938
2.650%, 11/01/2046 (Callable 01/01/2026)	16,855,706	17,224,677
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)	18,225,000	16,576,554
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,300,000	1,307,532
3.750%, 07/01/2034 (Callable 07/01/2023)	1,395,000	1,433,093
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	40,000,000	40,854,052
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	1,945,000	2,008,270
2.812%, 07/01/2035 (Callable 01/01/2024)	2,310,000	2,370,399
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,684,108
Public Finance Authority,
0.000%, 12/15/2027	13,665,000	10,068,710
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	1,190,000	1,217,697
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,137,499
2.200%, 12/01/2023	1,400,000	1,421,521
2.400%, 12/01/2024	1,165,000	1,187,093
2.530%, 12/01/2025	2,310,000	2,359,919
2.730%, 12/01/2026	1,490,000	1,522,816
2.875%, 12/01/2027	1,800,000	1,837,543
5.000%, 12/01/2028	1,265,000	1,560,879
5.000%, 12/01/2029	1,295,000	1,613,826
3.625%, 12/01/2037 (Callable 12/01/2030)	6,000,000	6,177,967
State of Illinois,
6.200%, 07/01/2021	3,977,500	4,019,870
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027	8,755,000	10,300,251
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/03/2021)	1,350,000	1,353,052
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,596,591
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	12,900,000	14,376,325
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/03/2021)	1,160,000	1,162,945
Total Municipal Bonds (Cost $303,858,019)		306,334,036	1.0%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-43, Class J, 7.000%, 05/25/2021	42	42
Series 1991-65, Class Z, 6.500%, 06/25/2021	13	13
Series 1992-129, Class L, 6.000%, 07/25/2022	4,877	4,962
Series 1993-32, Class H, 6.000%, 03/25/2023	2,756	2,865
Series 1993-58, Class H, 5.500%, 04/25/2023	11,571	11,971
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	154	155
6.500%, 12/01/2028	8,482	9,640
6.500%, 06/01/2029	3,574	4,079
3.000%, 10/01/2030	21,802,019	23,178,397
3.000%, 02/01/2032	34,027,782	36,327,814
3.500%, 05/01/2032	15,500,871	16,588,860
3.000%, 07/01/2032	7,098,264	7,487,913
3.000%, 10/01/2032	5,252,285	5,540,642
3.000%, 11/01/2032	8,406,399	8,867,942
3.000%, 12/01/2032	8,841,335	9,326,800
3.000%, 01/01/2033	3,965,121	4,182,835
3.000%, 04/01/2033	4,277,855	4,512,818
3.500%, 01/01/2034	15,201,367	16,258,856
3.000%, 05/01/2035	11,616,361	12,213,959
3.000%, 10/01/2035	10,197,897	10,724,659
5.000%, 03/01/2036	3,153,521	3,668,868
5.500%, 04/01/2037	68,904	80,924
5.500%, 04/01/2038	42,502	49,967
5.500%, 05/01/2038	67,205	79,015
5.500%, 01/01/2039	11,250,213	13,127,741
4.500%, 11/01/2039	363,857	408,274
4.500%, 11/01/2039	1,227,206	1,377,029
4.500%, 08/01/2040	1,703,234	1,900,348
4.500%, 08/01/2040	1,251,717	1,404,554
4.000%, 10/01/2040	13,727,916	15,191,793
4.000%, 01/01/2041	8,723,992	9,599,138
3.500%, 06/01/2042	3,497,241	3,782,351
3.500%, 06/01/2042	2,224,788	2,406,160
3.500%, 07/01/2042	13,141,680	14,213,120
3.500%, 07/01/2042	19,867,713	21,487,492
3.000%, 08/01/2042	11,799,479	12,487,585
3.500%, 09/01/2042	7,572,969	8,190,405
3.000%, 11/01/2042	35,068,293	37,304,160
3.500%, 12/01/2042	12,462,096	13,473,451
3.000%, 01/01/2043	21,156,025	22,413,551
3.000%, 02/01/2043	4,075,624	4,317,722
3.500%, 02/01/2043	10,923,580	11,876,707
3.000%, 03/01/2043	11,760,544	12,510,059
3.000%, 04/01/2043	8,566,036	9,074,888
3.000%, 04/01/2043	8,931,539	9,501,126
3.000%, 06/01/2043	6,967,102	7,410,900
3.000%, 08/01/2043	16,061,110	17,084,223
4.500%, 12/01/2043	6,947,360	7,790,183
3.500%, 05/01/2044	27,398,307	29,788,740
3.500%, 08/01/2044	18,896,729	20,481,179
3.500%, 08/01/2044	11,801,156	12,800,394
4.000%, 09/01/2044	6,659,334	7,301,247
4.000%, 10/01/2044	11,285,391	12,436,955
3.500%, 01/01/2045	15,715,365	17,081,503
4.000%, 02/01/2045	7,521,035	8,272,279
3.500%, 06/01/2045	16,804,542	18,195,266
3.500%, 07/01/2045	14,189,375	15,368,146
3.000%, 10/01/2045	21,215,903	22,560,559
4.000%, 10/01/2045	11,080,521	12,119,372
3.500%, 12/01/2045	12,579,197	13,498,777
4.000%, 12/01/2045	4,451,032	4,854,574
3.000%, 01/01/2046	66,166,883	70,537,103
3.500%, 01/01/2046	31,327,423	33,706,507
4.000%, 02/01/2046	5,859,246	6,384,434
4.000%, 02/01/2046	14,682,129	16,158,819
3.500%, 03/01/2046	4,389,035	4,754,489
4.000%, 05/01/2046	516,783	562,182
3.500%, 08/01/2046	53,002,937	57,332,404
4.000%, 08/01/2046	8,043,763	8,821,057
3.000%, 10/01/2046	65,437,335	69,802,510
3.000%, 10/01/2046	47,714,315	50,448,735
4.500%, 11/01/2046	46,923,924	52,578,829
4.000%, 01/01/2047	30,001,405	33,016,235
3.000%, 02/01/2047	27,241,510	28,776,460
3.000%, 05/01/2047	53,021,144	56,061,156
3.500%, 08/01/2047	15,252,830	16,412,165
3.500%, 03/01/2048	5,189,450	5,566,986
4.000%, 06/01/2048	47,310,659	52,301,695
4.000%, 08/01/2048	18,323,955	19,896,623
3.000%, 12/01/2049	135,908,284	143,335,873
4.000%, 05/01/2050	95,046,897	104,327,370
3.000%, 06/01/2050	39,172,530	41,411,439
2.500%, 02/01/2051	74,169,952	77,156,827
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1122, Class G, 7.000%, 08/15/2021	129	130
Series 1186, Class I, 7.000%, 12/15/2021	581	590
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	18	19
2.500%, 12/01/2027	7,541,919	7,874,653
5.000%, 05/01/2028	21,548	23,839
6.500%, 09/01/2028	6,287	7,097
6.500%, 02/01/2029	14,211	16,133
3.000%, 07/01/2029	11,012,351	11,645,521
4.500%, 07/01/2030	2,403,902	2,638,722
3.000%, 08/01/2030	16,321,996	17,339,593
3.000%, 01/01/2031	46,376,642	49,283,500
4.000%, 11/01/2031	11,331,258	12,426,604
3.500%, 01/01/2032	26,404,696	28,243,098
5.500%, 01/01/2032	5,656	6,499
2.500%, 07/01/2032	18,615,052	19,515,818
3.000%, 11/01/2032	5,246,407	5,493,922
2.500%, 12/01/2032	63,227,669	65,770,325
3.000%, 04/01/2033	9,225,711	9,728,805
3.000%, 05/01/2033	9,024,469	9,490,144
3.500%, 09/01/2033	44,459,985	48,668,703
5.000%, 09/01/2033	7,247,473	8,389,537
4.500%, 10/01/2033	14,908,120	16,583,061
3.000%, 11/01/2033	73,384,915	78,616,401
4.000%, 01/01/2034	8,061,868	8,844,218
5.500%, 04/01/2034	461,989	533,987
4.000%, 09/01/2034	11,277,959	12,369,144
5.500%, 09/01/2034	20,802	24,323
5.000%, 02/01/2035	7,657,747	8,852,210
5.000%, 02/01/2035	11,228,879	13,027,117
5.500%, 02/01/2035	18,162	21,249
5.000%, 04/01/2035	809,889	940,481
5.000%, 07/01/2035	2,336,424	2,713,379
5.000%, 02/01/2036	1,421,184	1,653,241
5.000%, 03/01/2036	654,308	760,781
5.500%, 04/01/2036	2,122,346	2,483,361
4.000%, 05/01/2037	36,648,600	39,769,256
3.500%, 08/01/2037	21,900,646	23,430,470
2.500%, 04/01/2038	40,655,101	42,104,285
6.000%, 05/01/2038	3,507,585	4,169,949
4.500%, 04/01/2039	11,419,152	12,823,431
4.000%, 06/01/2039	7,396,708	8,166,211
5.000%, 06/01/2039	10,213,586	11,764,102
4.500%, 01/01/2040	2,323,210	2,581,939
4.500%, 01/01/2040	4,847,495	5,437,343
5.000%, 06/01/2040	7,602,576	8,765,641
4.000%, 08/01/2040	600,523	661,669
4.500%, 08/01/2040	2,653,528	2,971,325
4.500%, 08/01/2040	7,203,952	8,065,954
4.000%, 10/01/2040	1,034,912	1,138,476
4.000%, 11/01/2040	11,031,013	12,137,553
4.000%, 12/01/2040	2,798,128	3,101,912
3.500%, 01/01/2041	1,108,763	1,198,087
4.000%, 01/01/2041	2,342,527	2,580,697
3.500%, 02/01/2041	1,302,362	1,406,882
4.000%, 02/01/2041	227,533	250,142
4.500%, 02/01/2041	35,935,062	40,356,938
3.500%, 03/01/2041	8,696,813	9,392,594
4.000%, 03/01/2041	4,248,959	4,680,982
4.500%, 07/01/2041	3,277,243	3,694,750
3.500%, 09/01/2041	18,184,668	19,621,819
4.000%, 09/01/2041	1,709,445	1,880,309
3.500%, 11/01/2041	9,288,647	10,040,363
3.500%, 12/01/2041	1,706,490	1,844,588
4.000%, 12/01/2041	8,129,998	8,942,780
4.000%, 01/01/2042	15,192,642	16,710,078
4.500%, 01/01/2042	6,576,716	7,374,399
4.000%, 02/01/2042	14,285,549	15,736,521
3.000%, 04/01/2042	44,152,201	46,909,963
3.000%, 05/01/2042	2,091,933	2,213,097
3.500%, 05/01/2042	11,167,477	12,135,828
3.500%, 06/01/2042	3,986,601	4,322,202
3.500%, 07/01/2042	78,858,180	85,737,789
3.500%, 08/01/2042	6,695,959	7,236,402
3.500%, 09/01/2042	10,679,232	11,545,481
3.000%, 10/01/2042	13,979,456	14,908,124
3.000%, 03/01/2043	4,365,974	4,641,305
3.000%, 04/01/2043	1,495,417	1,590,070
3.000%, 05/01/2043	16,194,262	17,148,101
3.000%, 05/01/2043	5,690,768	6,051,016
3.500%, 05/01/2043	13,281,323	14,436,679
3.000%, 06/01/2043	18,008,116	19,068,585
3.500%, 06/01/2043	6,806,984	7,442,209
3.000%, 07/01/2043	14,280,171	15,227,124
4.000%, 07/01/2043	19,068,884	20,937,296
3.000%, 08/01/2043	5,262,661	5,570,279
3.500%, 08/01/2043	6,558,257	7,154,731
3.500%, 09/01/2043	23,492,214	25,452,567
4.500%, 09/01/2043	10,226,422	11,471,204
4.000%, 01/01/2045	7,942,278	8,748,694
3.500%, 02/01/2045	31,131,677	33,720,267
4.000%, 02/01/2045	2,260,360	2,474,004
4.000%, 02/01/2045	9,211,466	10,130,136
4.000%, 02/01/2045	4,361,308	4,790,005
4.000%, 02/01/2045	14,242,396	15,764,827
4.000%, 03/01/2045	6,486,055	7,134,429
4.000%, 11/01/2045	25,861,307	28,257,637
3.500%, 12/01/2045	18,866,374	20,225,784
4.000%, 12/01/2045	33,418,572	36,432,012
4.000%, 12/01/2045	15,105,191	16,831,918
4.500%, 02/01/2046	19,146,939	21,476,009
4.500%, 08/01/2046	19,125,951	21,371,033
3.000%, 10/01/2046	20,450,173	21,626,023
3.500%, 11/01/2046	18,183,629	19,520,328
4.000%, 02/01/2047	11,977,855	13,062,098
4.000%, 03/01/2047	23,046,082	25,041,561
4.000%, 03/01/2047	20,518,011	22,560,713
4.000%, 10/01/2047	13,010,203	14,040,096
4.000%, 11/01/2047	8,117,181	8,757,812
3.500%, 12/01/2047	69,849,436	74,106,201
4.000%, 12/01/2047	40,587,549	43,755,367
3.000%, 01/01/2048	21,632,997	22,834,909
3.500%, 03/01/2048	11,533,713	12,232,050
3.500%, 05/01/2048	60,488,672	64,806,771
5.000%, 11/01/2048	25,254,515	28,529,390
3.500%, 06/01/2049	52,459,944	55,392,416
4.000%, 09/01/2049	6,236,721	6,690,942
3.500%, 01/01/2050	41,367,757	44,497,807
3.000%, 05/01/2050	128,543,134	136,421,604
2.500%, 12/01/2050	89,415,584	92,558,182
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	10,726	12,158
6.500%, 01/20/2029	5,965	6,809
6.000%, 11/20/2033	8,120	9,560
5.000%, 07/20/2040	369,410	424,518
4.000%, 01/20/2041	5,732,531	6,334,775
4.000%, 08/20/2041	3,372,780	3,742,997
3.500%, 10/20/2041	6,332,720	6,879,073
4.000%, 12/20/2041	4,459,923	4,949,480
4.000%, 02/20/2042	8,686,850	9,696,202
4.000%, 06/20/2042	7,362,903	8,215,714
3.500%, 09/20/2042	4,891,359	5,312,758
4.000%, 09/20/2044	24,804,981	27,403,264
3.000%, 04/20/2045	8,113,524	8,605,018
3.500%, 04/20/2045	11,424,013	12,239,387
4.000%, 05/20/2045	10,269,249	11,301,145
3.500%, 06/20/2045	11,405,459	12,220,426
3.500%, 10/20/2045	38,195,173	40,922,504
4.500%, 01/20/2046	9,781,430	10,944,628
4.000%, 04/20/2046	13,543,498	14,859,073
3.500%, 05/20/2046	51,973,873	55,835,232
4.000%, 05/20/2046	4,969,956	5,414,689
4.500%, 06/20/2047	14,848,375	16,310,136
4.500%, 07/20/2047	10,346,116	11,300,300
4.500%, 09/20/2047	51,235,280	56,111,549
3.500%, 02/20/2048	30,633,572	32,730,461
5.000%, 02/20/2049	154,094,158	168,971,653
2.500%, 12/20/2050	92,350,270	95,388,733
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059	50,566,539	53,558,162
Series 2020-3, Class MT, 2.000%, 05/25/2060	38,423,777	38,438,881
Total U.S. Government Agency Issues (Cost $4,146,361,278)		4,331,483,857	14.6%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.409%, 09/25/2036 (1 Month LIBOR USD + 0.300%) (3)	4,699,537	4,647,011
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.409%, 04/25/2036 (1 Month LIBOR USD + 0.300%) (3)	196,263	196,192
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 06/15/2021	88,218	85,956
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	25,074	25,183
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025	4,389,250	4,264,347
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	2,795,319	2,877,172
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	10,637,159	10,294,651
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	1,713,382	1,399,701
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	1,834,168	1,627,237
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	279,810	279,520
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036	2,434,830	2,341,619
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	413,533	298,542
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	28	28
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 0.579%, 01/25/2036 (1 Month LIBOR USD + 0.470%) (3)	23,438,040	23,249,043
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	2,914,602	2,927,174
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	28,556,258	29,071,099
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 0.489%, 03/25/2036 (1 Month LIBOR USD + 0.380%) (3)	9,571,609	9,505,592
Series 2006-HE6, Class A4, 0.269%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	223,370	221,606
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 06/15/2021	235,566	238,697
Series 2007-1, Class 1A1, 4.533%, 04/25/2022 (4)(6)	105,768	103,414
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,500,993	1,546,184
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	160,314	158,511
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.351%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	3,028,732	3,068,252
Series 2007-C, Class 1A3, 3.070%, 05/20/2036 (4)(6)	1,503,357	1,510,890
Series 2006-G, Class 1A1, 0.491%, 07/20/2036 (1 Month LIBOR USD + 0.380%) (3)	22,575,439	22,555,516
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	76,887	75,614
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.410%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	377,392	384,692
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 1.069%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	1,414,234	1,414,689
Series 2006-HE8, Class 21A2, 0.279%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,759,700	1,754,376
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (2)(4)	43,419,132	44,069,381
Carrington Mortgage Loan Trust,
Series 2005-NC1, Class M2, 0.889%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	215,455	218,908
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.075%, 01/25/2036 (4)	576,131	552,531
Series 2006-A1, Class 2A3, 3.262%, 09/25/2036 (4)(6)	434,486	401,578
Series 2007-A1, Class 2A3, 3.175%, 02/25/2037 (4)	741,326	743,346
Series 2007-A1, Class 3A1, 3.204%, 02/25/2037 (4)	2,013,808	2,103,057
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (6)	290,218	274,055
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	3,339,392	3,363,406
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	988,368	979,624
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 6.202%, 03/25/2037 (7)	6,110	6,280
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.139%, 02/25/2058 (2)(4)	24,289,656	25,319,355
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.480%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	5,629,418	5,866,050
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	2,290,443	2,323,850
Series 2005-9, Class 2A2, 5.500%, 11/25/2035	30,048	26,919
Series 2007-AMC4, Class A2C, 0.279%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	10,805	10,801
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	127,203	120,066
Series 2006-22, Class 2A3, 0.269%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	950,278	949,047
Series 2007-11, Class 2A3, 0.299%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	2,909,610	2,891,782
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	108	108
Series 2005-10, Class AF6, 4.176%, 12/25/2035 (4)	53,211	54,817
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	297,816	287,742
Series 2007-9, Class 2A3, 0.289%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	8,642,882	8,612,698
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 06/15/2021	11,902	10,429
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 0.199%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	2,640,857	2,586,398
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	252	253
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	3,683	3,730
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)	137,520	136,753
Series 2006-18, Class 2A2, 0.269%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	1,675,605	1,667,871
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 0.609%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	4,387,481	4,280,572
Series 2005-2, Class 1A7, 5.306%, 04/25/2035 (4)	6,647,615	6,626,081
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.509%, 02/25/2036 (1 Month LIBOR USD + 0.400%) (3)	1,067,280	1,066,663
Series 2006-FF6, Class A4, 0.609%, 04/25/2036 (1 Month LIBOR USD + 0.500%) (3)	17,616,509	17,416,410
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	3,801	3,242
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	49,124	25,158
Series 2004-AA1, Class A1, 2.209%, 06/25/2034 (4)	3,045,644	3,105,230
Series 2005-AA2, Class 2A1, 2.587%, 04/25/2035 (4)	1,413,153	1,500,893
Fremont Home Loan Trust,
Series 2005-B, Class M4, 0.814%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	266,138	266,035
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	36	37
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	45,826,696	48,454,339
GSAA Home Equity Trust:
Series 2004-6, Class A1, 0.909%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	586,866	593,618
Series 2005-14, Class 1A1, 0.609%, 12/25/2035 (1 Month LIBOR USD + 0.500%) (3)	9,779,298	9,912,134
GSAMP Trust:
Series 2005-AHL2, Class A2C, 0.349%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	226,730	226,651
Series 2006-HE7, Class A2D, 0.339%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	717,565	712,269
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 12/01/2021	21,343	21,213
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	1,875,543	1,892,960
Series 2005-AR2, Class 2A1, 2.738%, 04/25/2035 (4)	1,829,118	1,818,287
Home Equity Asset Trust,
Series 2004-7, Class A1, 0.829%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	9,854,499
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A3, 0.429%, 03/25/2036 (1 Month LIBOR USD + 0.320%) (3)	142,812	142,680
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.152%, 03/25/2036 (4)(6)	58,007	55,448
Series 2007-S1, Class A1, 0.389%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	4,261,482	4,189,558
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 2.924%, 11/25/2035 (4)	3,687,195	3,558,135
Series 2006-A2, Class 3A3, 2.785%, 04/25/2036 (4)	1,065,282	971,433
Series 2006-A2, Class 2A1, 2.855%, 04/25/2036 (4)	931,353	922,641
Series 2006-A7, Class 2A2, 3.057%, 01/25/2037 (4)	1,450,950	1,361,073
Series 2006-A7, Class 2A4R, 3.057%, 01/25/2037 (4)	1,484,039	1,392,113
Series 2007-A2, Class 2A3, 3.112%, 04/25/2037 (4)	2,936,163	2,608,139
Series 2007-A4, Class 2A3, 3.515%, 06/25/2037 (4)(6)	3,371,504	3,003,770
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.629%, 11/25/2035 (1 Month LIBOR USD + 0.520%) (3)	5,568,883	5,437,463
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	1,599,280	1,653,931
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	1,168,726	1,200,228
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	1,761,789	1,578,083
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 0.729%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	4,397,722	4,397,982
Series 2005-A5, Class A3, 3.544%, 06/25/2035 (4)	1,200,624	1,221,890
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	19,864,743	20,454,547
Series 2018-3, Class A1, 3.500%, 08/25/2058 (2)(4)	13,001,164	13,705,910
Series 2019-1, Class A1, 3.250%, 10/25/2069 (2)(4)	28,468,251	30,120,432
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 0.449%, 03/25/2036 (1 Month LIBOR USD + 0.340%) (3)	2,685,313	2,672,428
MortgageIT Trust:
Series 2005-4, Class A1, 0.669%, 10/25/2035 (1 Month LIBOR USD + 0.560%) (3)	2,223,534	2,216,744
Series 2005-5, Class A1, 0.629%, 12/25/2035 (1 Month LIBOR USD + 0.520%) (3)	2,455,940	2,463,663
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	9,598,713	10,135,757
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	19,175,154	20,562,727
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	15,911,641	16,881,212
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	19,960,590	21,364,380
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	10,357,216	11,056,265
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (2)(4)	24,778,345	26,083,441
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 06/15/2021	3,495	3,513
Series 2005-QS5, Class A1, 0.509%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)	1,654,639	1,319,461
Series 2005-QS11, Class A2, 0.609%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)(6)	2,996,563	2,254,737
Series 2005-QA7, Class A22, 3.463%, 07/25/2035 (4)(6)	1,430,384	1,400,444
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,216,830	1,215,161
RASC Series Trust,
Series 2007-KS1, Class A3, 0.259%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	785,785	778,352
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	7,604	7,974
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	540,499	566,793
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,212,058	8,531,236
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,073,530	5,341,423
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	278,136	117,614
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,435,659	554,604
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 0.409%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	123,609	123,565
Series 2006-EQ1, Class A3, 0.269%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	4,512,697	4,485,395
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.779%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,111,417	1,109,821
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (2)(4)	14,255,686	14,408,400
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 2.329%, 10/25/2033 (4)	914,077	935,182
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (7)	6,205	6,473
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	131,159	131,117
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	30,270	30,494
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	4,524,569	4,591,811
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	5,940,224	5,993,219
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	1,946,858	1,980,090
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	22,013,303	22,637,107
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	17,497,047	18,149,167
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	10,267,820	10,878,625
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	35,620,198	37,146,477
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	73,462,014	76,746,765
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (2)(4)	43,221,007	43,545,294
Series 2020-4, Class A1, 1.750%, 10/25/2060 (2)	95,143,223	96,592,625
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	1,087,298	1,117,334
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,323,070	2,421,116
Series 2005-3, Class 1CB3, 0.559%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	4,264,193	3,575,410
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	4,195,718	4,137,507
Series 2007-HY3, Class 4A1, 3.145%, 08/25/2036 (4)	9,100,034	9,280,616
Series 2006-AR10, Class 1A1, 3.015%, 09/25/2036 (4)	721,629	702,908
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 2.776%, 10/25/2036 (4)(6)	1,301,829	1,278,630
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	2,070,551	2,104,301
Total Non-U.S. Government Agency Issues (Cost $924,461,557)		935,092,468	3.1%
Total Residential Mortgage-Backed Securities (Cost $5,070,822,835)		5,266,576,325	17.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.660%, 12/25/2026 (4)	30,276,589	32,307,155
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023 (4)	64,407,000	67,680,853
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	15,928,824
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	71,982,069
Series K038, Class A2, 3.389%, 03/25/2024	48,968,000	52,713,048
Series K048, Class A2, 3.284%, 06/25/2025 (4)	59,391,000	64,832,148
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	90,898,768
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	49,361,430
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	63,307,949
Series K062, Class A2, 3.413%, 12/25/2026	26,633,000	29,591,332
Series K063, Class A2, 3.430%, 01/25/2027 (4)	5,315,000	5,912,700
Series K064, Class A2, 3.224%, 03/25/2027	1,000,000	1,100,871
Series K065, Class A2, 3.243%, 04/25/2027	29,870,000	32,934,268
Series K067, Class A2, 3.194%, 07/25/2027	2,000,000	2,203,864
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	13,407,370
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	41,138,321
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	52,786,991
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	72,683,900
Series K080, Class A2, 3.926%, 07/25/2028 (4)	56,820,000	65,383,433
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	21,621,657
Total U.S. Government Agency Issues (Cost $795,782,086)		847,776,951	2.8%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	30,037,000	33,017,286
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	69,721,751	76,165,414
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	32,737,000	35,806,274
Series 2018-BN10, Class A5, 3.688%, 02/17/2061	6,400,000	7,044,878
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%, 09/17/2053	40,850,000	39,191,927
Series 2020-B21, Class A5, 1.978%, 12/17/2053	46,400,000	44,731,609
Series 2021-B24, Class A5, 2.584%, 03/17/2054	29,000,000	29,358,495
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,689,848	2,872,975
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	53,571,952
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	25,065,000	26,848,681
Series 2016-C2, Class A4, 2.832%, 08/12/2049	33,387,000	35,248,909
Series 2017-P8, Class A4, 3.465%, 09/16/2050	29,775,000	32,434,533
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	21,030,002	21,364,564
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	24,948,328	26,496,713
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,388,000	36,296,428
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	14,680,000	15,113,158
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,359,485
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,422,382	5,800,533
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	36,745,900
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	21,254,580	22,205,650
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	27,105,399	29,041,459
Series 2015-DC1, Class A5, 3.350%, 02/12/2048	23,390,000	25,180,313
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053	31,100,000	30,059,077
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	7,649,953	7,661,802
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	40,256,858	41,264,017
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,457,728
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	13,558,963	14,191,852
Series 2014-GC20, Class A5, 3.998%, 04/12/2047	9,959,000	10,714,853
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	32,317,076
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,734,567
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	1,414,612	1,431,620
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	7,633,542	7,784,226
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	6,948,764	7,411,788
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,202,461
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	8,734,876	9,149,111
Series 2014-C25, Class A5, 3.672%, 11/18/2047	45,697,000	49,382,755
Series 2015-C30, Class A5, 3.822%, 07/15/2048	42,110,000	46,313,509
Series 2016-C4, Class A3, 3.141%, 12/17/2049	29,133,000	31,316,915
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/17/2050	17,310,000	19,030,953
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	27,356,184	29,705,645
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	42,597,235
Series 2012-C6, Class A4, 2.858%, 11/15/2045	27,377,959	28,031,619
Series 2013-C10, Class A3, 4.102%, 07/17/2046 (4)	39,931,311	42,356,323
Series 2013-C12, Class A3, 3.973%, 10/17/2046	13,728,391	14,489,693
Series 2014-C16, Class A5, 3.892%, 06/17/2047	35,020,000	37,809,963
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	26,576,137	28,070,393
Series 2016-C30, Class A5, 2.860%, 09/17/2049	9,062,000	9,576,150
Series 2016-C32, Class A4, 3.720%, 12/17/2049	14,175,000	15,628,709
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	11,878,817	12,382,164
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	11,961,669
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049	7,952,000	8,353,889
Series 2017-C40, Class A4, 3.581%, 10/17/2050	47,843,000	52,334,577
Series 2017-C42, Class A4, 3.589%, 12/16/2050	52,370,521	57,245,871
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	11,875,000	12,991,252
Series 2018-C47, Class A4, 4.442%, 09/16/2061	7,000,000	8,004,693
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	14,324,000	14,873,221
Series 2012-C6, Class A4, 3.440%, 04/15/2045	17,966,495	18,128,508
Series 2013-C14, Class A4, 3.073%, 06/15/2046	37,078,000	38,807,715
Series 2013-C18, Class A4, 3.896%, 12/17/2046	20,847,465	22,188,419
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	8,254,892	8,566,919
Series 2014-C24, Class A5, 3.607%, 11/18/2047	54,091,000	58,327,802
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	7,585,319	7,962,775
Total Non-U.S. Government Agency Issues (Cost $1,533,346,209)		1,564,716,650	5.3%
Total Commercial Mortgage-Backed Securities (Cost $2,329,128,295)		2,412,493,601	8.1%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,364,055
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	20,644	20,819
Series 1998-4, Class A5, 6.180%, 04/01/2030	17,357	17,645
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	18,675,000	20,116,135
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	30,864,335
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	4,719	4,856
PFS Financing Corp.:
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	32,594,050
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	29,800,000	29,647,928
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	109,416	109,580
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	4,923,519	4,949,700
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	16,745,000	17,171,636
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	49,191,537	49,753,885
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	35,726,770	36,183,783
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	62,085,050	65,617,621
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	42,408,000	43,020,308
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	20,102,000	20,172,631
Total Asset Backed Securities (Cost $348,184,711)		358,608,967	1.2%

Common Stock	Shares
Industrials
Weatherford International PLC (1)	46,003	586,078
Total Common Stock (Cost $3,790,590)		586,078	0.0%
Total Long-Term Investments (Cost $28,180,974,318)		29,097,337,471	97.7%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (5)	850,698,051	850,698,051
Total Short-Term Investment (Cost $850,698,051)		850,698,051	2.9%
Total Investments (Cost $29,031,672,369)		29,948,035,522	100.6%
Liabilities in Excess of Other Assets		(175,756,857)	(0.6)%
TOTAL NET ASSETS		$29,772,278,665	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index

(1) Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $5,766,024,245, which represents 19.37% of total net assets.

(3) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(4) Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(5) Seven-day yield.
(6) Security that, on the last payment date, missed a partial principal or interest payment.
(7) Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.
(8) Security in default.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$5,174,062,006	$–	$5,174,062,006
Other Government Related Securities	–	85,647,515	–	85,647,515
Corporate Bonds	–	15,493,028,943	–	15,493,028,943
Municipal Bonds	–	306,334,036	–	306,334,036
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,331,483,857	–	4,331,483,857
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	935,092,468	–	935,092,468
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	847,776,951	–	847,776,951
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,564,716,650	–	1,564,716,650
Asset Backed Securities	–	358,608,967	–	358,608,967
Common Stock	586,078	–	–	586,078
Total Long-Term Investments	586,078	29,096,751,393	–	29,097,337,471
Short-Term Investment
Money Market Mutual Fund	850,698,051	–	–	850,698,051
Total Short-Term Investment	850,698,051	–	–	850,698,051
Total Investments	$851,284,129	$29,096,751,393	$–	$29,948,035,522

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.